Document and Entity Information	May 04, 2026
Cover [Abstract]
Entity Registrant Name	AUTOMATIC DATA PROCESSING INC
Amendment Flag	false
Entity Central Index Key	0000008670
Document Type	8-K
Document Period End Date	May 04, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-5397
Entity Tax Identification Number	22-1467904
Entity Address, Address Line One	One ADP Boulevard
Entity Address, City or Town	Roseland
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07068
City Area Code	(973)
Local Phone Number	974-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 Par Value (voting)
Trading Symbol	ADP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false